Provision for credit losses (Tables)	6 Months Ended
Jun. 30, 2019
Provision for credit losses
in	2Q19	1Q19	2Q18	6M19	6M18
Provision for credit losses (CHF million)
Provision for loan losses	15	75	60	90	96
Provision for lending-related and other exposures	10	6	13	16	25
Provision for credit losses	25	81	73	106	121

Bank
Provision for credit losses
in	6M19	6M18
Provision for credit losses (CHF million)
Provision for loan losses	90	96
Provision for lending-related and other exposures	16	25
Provision for credit losses	106	121